PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
Net book value of property, plant and equipment

		December 31,
	Useful lives, months
		2011	2010
Network, base station equipment and related leasehold improvements (including leased assets of $1.2 million and $1.2 million)	60 - 204	$11,419,352	$10,631,101
Office equipment, computers and other	36 - 60	1,231,907	1,102,584
Buildings and related leasehold improvements (including leased assets of $0.8 million and $0.8 million)	240 - 600	758,898	742,263
Vehicles (including leased assets of $31.5 million and $33.7 million)	36 - 60	87,786	81,085

Property, plant and equipment, at cost (including leased assets of $33.5 million and $35.7 million)		13,497,943	12,557,033
Accumulated depreciation (including leased assets of $11.4 million and $5.6 million)		(7,023,556)	(6,196,117)
Construction in progress and equipment for installation		1,730,965	1,610,914

Property, plant and equipment, net		$8,205,352	$7,971,830